Employee Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plans [Line Items]
Contributions to defined benefit plans	$ 3.7	$ 3.8
Defined benefit obligation	10 years
Description of medical trend rate	For certain Canadian Post-retirement Plans the above trend rates are applicable for 2025 to 2029 which will decrease linearly to 4.75% in 2032 and grading down to an ultimate rate of 3.57% per annum in 2043 and thereafter.
Defined benefit plans	$ 3.0
Canadian [Member]
Employee Benefit Plans [Line Items]
Defined benefit plans	1.0
U.S [Member]
Employee Benefit Plans [Line Items]
Defined benefit plans	$ 1.2
Canadian Pension Plans [Member]
Employee Benefit Plans [Line Items]
Weighted average duration	13 years
Canadian Pension Plans [Member] | Canadian [Member]
Employee Benefit Plans [Line Items]
Weighted average duration	18 years
Post-Employment Medical Defined Benefit Plans [Member]
Employee Benefit Plans [Line Items]
Weighted average duration	13 years
Post-Employment Medical Defined Benefit Plans [Member] | Canadian [Member]
Employee Benefit Plans [Line Items]
Weighted average duration	27 years